ORGANIZATION AND BASIS OF PRESENTATION (Details)			1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 16, 2014 bbl / d	May. 14, 2014 shares	Jun. 30, 2014 bbl / d LACT	May. 31, 2013 LACT	Dec. 31, 2014 LACT bbl / d	Sep. 30, 2014 bbl / d	Sep. 30, 2014 bbl / d	Dec. 31, 2014 refinery LACT shares	Dec. 31, 2012 LACT
PBF Energy Inc. [Member] | PBF LLC [Member]
Equity Method Investment, Ownership Percentage					89.90%			89.90%
PBF Holding Company LLC [Member]
Number Of Refineries | refinery								3
Common Units [Member]
Common units sold in public offering (in shares) | shares								15,812,500
Common Units [Member] | IPO [Member]
Common units sold in public offering (in shares) | shares		15,812,500
Common Units [Member] | Over-Allotment Option [Member]
Common units sold in public offering (in shares) | shares		2,062,500
Limited Partner, Public [Member]
Limited partner interest, percentage		49.80%
PBF LLC [Member] | Limited Partner, Affiliate [Member]
Limited partner interest, percentage		50.20%			53.80%			53.80%
Delaware City Rail Unloading Terminal [Member]
Oil And Gas Plant, Maximum Throughput Capacity							105,000
Oil And Gas Plant, Unloading Capacity					130,000	105,000
Toledo Truck Unloading Terminal [Member]
Oil And Gas Plant, Maximum Throughput Capacity			22,500
Number Of Lease Automatic Custody Transfer Units, Additions | LACT			2	2
Number Of Lease Automatic Custody Transfer Unit | LACT					6			6	1
Delaware City West Heavy Crude Unloading Rack [Member]
Oil And Gas Plant, Unloading Capacity	40,000